ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 84.5%
Aerospace & Defense 1.1%
Boeing, 8.75%, 8/15/21	760	994
Northrop Grumman, 7.125%, 2/15/11	705	751
Northrop Grumman, 7.75%, 3/1/16	435	504
		2,249
Automotive 4.4%
DaimlerChrysler, 6.50%, 11/15/13	620	639
DaimlerChrysler, 8.50%, 1/18/31	885	1,060
DaimlerChrysler, VR, 5.918%, 8/3/09	815	816
Ford Motor Credit, 7.375%, 10/28/09	1,600	1,569
Ford Motor Credit, VR, 7.077%, 1/15/10	1,475	1,395
General Motors Acceptance Corp., 5.625%, 5/15/09	1,100	1,063
General Motors Acceptance Corp., VR, 6.457%, 7/16/07	2,630	2,615
		9,157
Banking 4.2%
Bank of America Capital Trust, 5.625%, 3/8/35	1,347	1,233
Banknorth Capital Trust, 10.52%, 5/1/27	305	329
BB&T, 6.75%, 6/7/36	710	752
Capital One Financial, 6.15%, 9/1/16	1,200	1,202
HSBC Bank USA, 4.625%, 4/1/14	1,040	984
Independence Community Bank, 3.75%, 4/1/14	205	195
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	230	241
KeyBank, 5.80%, 7/1/14	530	537
Mizuho Capital Markets, 6.686%, 12/31/49 (1)	560	559
MUFG Capital Finance, 6.346%, 7/25/49	650	639
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (1)	1,675	1,610
Suncorp-Metway, 4.625%, 6/15/13 (1)	420	398
		8,679
Beverages 0.7%
Cott Beverages, 8.00%, 12/15/11	175	177
Panamerican Beverages, 7.25%, 7/1/09	435	450
PepsiAmericas, 4.875%, 1/15/15	775	735
		1,362
Broadcasting 0.5%
Viacom, 5.75%, 4/30/11 (1)	1,000	999
		999
Building & Real Estate 2.2%
Centex, 5.45%, 8/15/12	885	858
D.R. Horton, 5.625%, 9/15/14	535	501
KB Home, 6.25%, 6/15/15	450	405
Lennar, 5.60%, 5/31/15	450	425
Lennar, 5.95%, 10/17/11 (1)	285	284
MDC Holdings, 5.375%, 12/15/14	885	806
Mobile Mini, 9.50%, 7/1/13	114	123
NVR, 5.00%, 6/15/10	225	218
Pulte Homes, 5.20%, 2/15/15	785	728
Ryland Group, 5.375%, 1/15/15	235	212
		4,560
Building Products 0.6%
CRH America, 6.40%, 10/15/33	880	861
LaFarge, 6.15%, 7/15/11	445	453
		1,314
Cable Operators 4.4%
AT&T Broadband, 8.375%, 3/15/13 (2)	2,385	2,702
Comcast, 4.95%, 6/15/16	3,760	3,477
Cox Communications, 7.125%, 10/1/12	890	941
Cox Communications, 7.75%, 11/1/10	1,250	1,346
Shaw Communications, 7.40%, 10/17/07 (CAD)	615	571
Videotron, 6.875%, 1/15/14	175	172
		9,209
Chemicals 0.4%
Lubrizol, 4.625%, 10/1/09	885	864
		864
Computer Service & Software 1.3%
Cisco Systems, 5.25%, 2/22/11	825	825
Oracle, 5.00%, 1/15/11	1,800	1,772
		2,597
Conglomerates 0.4%
Hutchison Whampoa International, 6.25%, 1/24/14 (1)	800	820
		820
Consumer Products 0.8%
Eastman Kodak, 7.25%, 11/15/13	600	581
Fortune Brands, 5.125%, 1/15/11	1,000	980
		1,561
Container 0.2%
Sealed Air, 5.375%, 4/15/08 (1)	440	438
		438
Drugs 0.7%
Genentech, 4.75%, 7/15/15	600	568
Teva Pharmaceutical ADR, 5.55%, 2/1/16	1,010	981
		1,549
Energy 1.2%
Chesapeake Energy, 6.50%, 8/15/17	715	663
Newfield Exploration, 6.625%, 9/1/14	435	423
XTO Energy, 5.65%, 4/1/16	825	814
YPF Sociedad Anonima, 10.00%, 11/2/28	550	663
		2,563
Entertainment & Leisure 0.6%
Royal Caribbean Cruises, 7.00%, 6/15/13	900	904
Speedway Motorsports, 6.75%, 6/1/13	435	428
		1,332
Exploration & Production 1.8%
Canadian Natural Resources, 6.45%, 6/30/33	1,060	1,083
Diamond Offshore Drilling, 5.15%, 9/1/14	880	847
Encana, 4.60%, 8/15/09	1,045	1,023
Encana, 6.50%, 8/15/34	665	689
		3,642
Financial 2.7%
American Express Credit, 5.30%, 12/2/15	700	696
CIT Group, 6.00%, 4/1/36	350	336
Colonial Bank, 9.375%, 6/1/11	375	427
Countrywide Financial, 6.25%, 5/15/16	1,000	1,011
FBOP Capital Trust II, 10.00%, 1/15/09 (1)	800	838
Leucadia National, 7.00%, 8/15/13	175	173
Residential Capital, 6.125%, 11/21/08	780	782
Residential Capital, VR, 7.337%, 4/17/09 (1)	650	650
SLM Corporation, 5.625%, 8/1/33	615	583
		5,496
Food Processing 0.5%
Bunge Limited Finance, 4.375%, 12/15/08	525	511
Tate & Lyle, 6.125%, 6/15/11 (1)	500	507
		1,018
Food Services 0.6%
Sysco, 5.375%, 9/21/35	1,435	1,343
		1,343
Food/Tobacco 0.8%
Philip Morris, 7.20%, 2/1/07	895	900
Reynolds, 6.50%, 7/15/10 (1)	665	668
		1,568
Forest Products 1.8%
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06	85	84
Boise Cascade, 7.125%, 10/15/14	435	406
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	1,478	1,393
Weyerhaeuser, 7.375%, 3/15/32	1,685	1,758
		3,641
Gaming 2.0%
GTECH Holdings, 4.50%, 12/1/09	385	375
GTECH Holdings, 4.75%, 10/15/10	385	375
Harrah's Operating, 5.50%, 7/1/10	2,060	2,037
MGM Mirage, 6.00%, 10/1/09	440	429
MGM Mirage, 6.75%, 9/1/12	220	214
Station Casinos, 6.00%, 4/1/12	175	168
Station Casinos, 6.875%, 3/1/16	90	83
Station Casinos, 7.75%, 8/15/16	440	454
		4,135
Gas & Gas Transmission 5.1%
Atmos Energy, 5.95%, 10/15/34	565	534
Boardwalk Pipelines, 5.50%, 2/1/17	570	549
Duke Capital, 6.25%, 2/15/13	1,800	1,831
Duke Capital, 6.75%, 7/15/18	1,315	1,364
Enterprise Products Operations, 4.95%, 6/1/10	495	483
Enterprise Products Operations, 5.60%, 10/15/14	1,775	1,728
Kinder Morgan Finance, 5.70%, 1/5/16	2,000	1,819
Panhandle Eastern Pipeline, 4.80%, 8/15/08	205	202
Piedmont Natural Gas, 6.00%, 12/19/33	175	171
Valero Energy, 3.50%, 4/1/09	1,145	1,093
Valero Energy, 4.75%, 4/1/14	880	825
		10,599
Health Care 2.2%
Highmark, 6.80%, 8/15/13 (1)	880	912
Hospira, 4.95%, 6/15/09	1,180	1,164
Medtronic, 4.75%, 9/15/15	885	833
UnitedHealth Group, 5.25%, 3/15/11	700	696
WellPoint, 4.25%, 12/15/09	550	532
Wellpoint, 5.00%, 1/15/11	365	359
		4,496
Information Technology 0.6%
Freescale Semiconductor, 6.875%, 7/15/11	435	444
Motorola, 7.50%, 5/15/25	735	837
		1,281
Insurance 2.6%
Fund American Companies, 5.875%, 5/15/13	375	367
Mangrove Bay Trust, 6.102%, 7/15/33 (1)	200	191
Marsh & McLennan, 5.375%, 7/15/14	930	889
MIC Financing Trust I, 8.375%, 2/1/27 (1)	830	837
Nationwide Mutual Insurance, 6.60%, 4/15/34 (1)	330	318
NLV Financial, 7.50%, 8/15/33 (1)	440	465
Ohio National Financial Services, 6.35%, 4/1/13 (1)	195	199
Principal Mutual Life Insurance, 8.00%, 3/1/44 (1)	405	436
RLI Corporation, 5.95%, 1/15/14	470	457
Security Benefit Life Insurance, 7.45%, 10/1/33 (1)	175	193
Torchmark, 6.375%, 6/15/16	500	515
Transamerica Capital, 7.65%, 12/1/26 (1)	435	482
		5,349
Investment Dealers 2.7%
Goldman Sachs Capital I, 6.345%, 2/15/34	2,433	2,399
Jefferies Group, 6.25%, 1/15/36	1,150	1,097
Legg Mason, 6.75%, 7/2/08	880	901
Merrill Lynch, 6.05%, 5/16/16	1,000	1,031
Morgan Stanley, 6.25%, 8/9/26	205	210
		5,638
Media & Communications 3.4%
E.W. Scripps, 4.30%, 6/30/10	705	677
Liberty Media, VR, 6.829%, 9/17/06	445	445
News America, 6.20%, 12/15/34	2,210	2,061
Time Warner Entertainment, 7.25%, 9/1/08	1,445	1,491
Time Warner Entertainment, 8.375%, 3/15/23	2,045	2,293
		6,967
Metals & Mining 0.9%
Barrick Gold Finance, 4.875%, 11/15/14	425	404
Massey Energy, 6.625%, 11/15/10	705	696
Newmont Mining, 5.875%, 4/1/35	420	388
Placer Dome, 6.45%, 10/15/35	350	357
		1,845
Oil Field Services 0.4%
Halliburton, 5.50%, 10/15/10	880	882
		882
Other Telecommunications 0.6%
AT&T, STEP, 7.30%, 11/15/11	690	745
Windstream Corp., 8.625%, 8/1/16 (1)	420	446
		1,191
Petroleum 5.1%
Amerada Hess, 7.875%, 10/1/29	1,678	1,959
Devon Financing, 6.875%, 9/30/11	440	467
Devon Financing, 7.875%, 9/30/31	1,895	2,270
Gazprom OAO, 8.625%, 4/28/34 (Tender 4/28/14)	1,150	1,435
Pemex Project Funding Master Trust, 6.625%, 6/15/35	885	870
Pemex Project Funding Master Trust, 7.75%, 9/28/49	880	900
Pemex Project Funding Master Trust, VR, 6.629%, 6/15/10 (1)	880	902
Petro-Canada, 5.95%, 5/15/35	1,245	1,182
PF Export Receivables Master Trust, 6.436%, 6/1/15 (1)	138	137
Sunoco, 4.875%, 10/15/14	390	368
		10,490
Railroads 1.0%
Canadian National Railway, 6.25%, 8/1/34	1,085	1,146
Norfolk Southern, 5.59%, 5/17/25	423	407
Norfolk Southern, 7.25%, 2/15/31	457	531
		2,084
Real Estate Investment Trust Securities 3.5%
AMB Property, 5.90%, 8/15/13	500	504
Archstone Smith Operating Trust, 5.625%, 8/15/14	215	215
Arden Realty, 5.20%, 9/1/11	885	877
Avalonbay Communities, 4.95%, 3/15/13	885	851
Camden Property Trust, 4.375%, 1/15/10	1,330	1,289
Developers Diversified Realty, 3.875%, 1/30/09	325	313
Federal Realty Investment Trust, 6.00%, 7/15/12	455	463
iStar Financial, 6.05%, 4/15/15	660	663
Kimco Reallty, 4.904%, 2/18/15	885	834
Reckson Operating, 6.00%, 3/31/16	700	699
Simon Property Group, 5.375%, 6/1/11	590	587
		7,295
Restaurants 0.4%
Tricon Global Restaurants, 7.65%, 5/15/08	885	916
		916
Retail 1.2%
J.C. Penney, 7.375%, 8/15/08	1,465	1,513
J.C. Penney, 9.00%, 8/1/12	500	579
Wal-Mart, 5.25%, 9/1/35	435	400
		2,492
Satellites 0.1%
Echostar DBS, 5.75%, 10/1/08	220	218
		218
Savings & Loan 0.4%
Greenpoint Capital Trust I, 9.10%, 6/1/27	330	351
Webster Capital Trust II, Series B, 10.00%, 4/1/27	485	518
		869
Services 0.3%
Oakmont Asset Trust, 4.514%, 12/22/08 (1)	295	287
Waste Management, 7.375%, 5/15/29	220	249
		536
Supermarkets 1.0%
Delhaize America, 8.125%, 4/15/11	665	715
Kroger, 8.05%, 2/1/10	1,340	1,440
		2,155
Telephones 4.4%
AT&T, 6.45%, 6/15/34	790	782
France Telecom, STEP, 7.75%, 3/1/11	1,735	1,895
Telecom Italia Capital, 5.25%, 11/15/13	2,505	2,384
Telecom Italia Capital, 7.20%, 7/18/36	1,200	1,253
Telefonos de Mexico, 4.75%, 1/27/10	1,770	1,724
Verizon Global Funding, 7.75%, 12/1/30	880	995
		9,033
Transportation Services 0.4%
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	875	855
		855
Utilities 9.2%
AES, 7.75%, 3/1/14	435	450
ANR Pipeline, 8.875%, 3/15/10	435	455
Appalachian Power, 6.375%, 4/1/36	500	501
Black Hills, 6.50%, 5/15/13	1,285	1,295
Centerpoint Energy, 7.25%, 9/1/10	880	929
Consumers Energy, 5.80%, 9/15/35	1,000	939
El Paso Electric, 6.00%, 5/15/35	600	577
El Paso Natural Gas, 7.625%, 8/1/10	220	224
Entergy Louisiana, 5.83%, 11/1/10	540	537
Exelon Generation, 5.35%, 1/15/14	440	431
FirstEnergy, 6.45%, 11/15/11	1,470	1,526
Florida Power & Light, 6.20%, 6/1/36 (1)	245	258
MidAmerican Energy, 6.125%, 4/1/36 (1)	650	644
Nevada Power, 5.875%, 1/15/15	665	657
NRG Energy, 7.25%, 2/1/14	150	148
NRG Energy, 7.375%, 2/1/16	290	286
Pacific Gas & Electric, 4.80%, 3/1/14	595	569
Pacific Gas & Electric, 6.05%, 3/1/34	645	639
Progress Energy, 5.625%, 1/15/16	1,450	1,431
Public Service of New Mexico, 4.40%, 9/15/08	435	426
San Diego Gas & Electric, 5.35%, 5/15/35	885	828
Sempra Energy, VR, 5.863%, 5/21/08	860	861
Southern California Edison, 4.65%, 4/1/15	745	700
Southern Natural Gas, 8.875%, 3/15/10	435	456
TXU Energy, 6.125%, 3/15/08	670	675
Virginia Electric & Power, 4.50%, 12/15/10	435	419
Virginia Electric & Power, 6.00%, 1/15/36	1,000	968
Westar Energy, 5.10%, 7/15/20	880	814
Xcel Energy, 7.00%, 12/1/10	435	461
		19,104
Wireless Communications 4.6%
America Movil, 6.375%, 3/1/35	1,282	1,212
AT&T Wireless, 7.875%, 3/1/11	1,710	1,864
AT&T Wireless, 8.125%, 5/1/12	85	95
Nextel Communications, 6.875%, 10/31/13	1,765	1,782
Nextel Communications, 7.375%, 8/1/15	795	821
Sprint Capital, 6.875%, 11/15/28	1,495	1,512
Sprint Capital, 7.625%, 1/30/11	2,005	2,151
		9,437
Wireline Communications 0.5%
Telefonica Emisiones, 6.421%, 6/20/16	995	1,019
		1,019

Total Corporate Bonds (Cost $177,472)		174,847

ASSET-BACKED SECURITIES 0.2%
Auto-Backed 0.2%
Americredit Automobile Receivable Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	300	303
Total Asset-Backed Securities (Cost $300)		303

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.9%
Commercial Mortgage-Backed Securities 1.9%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	550	532
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	555	551
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	300	314
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	885	857
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	750	750
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	940	918
Total Non-U.S. Government Mortgage-Backed Securities (Cost $4,006)		3,922
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.3%
U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds, 5.375%, 2/15/31	625	664
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$652)		664

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 5.0%
Foreign Government & Municipalities 5.0%
Federal Republic of Brazil, 8.00%, 1/15/18	276	303
Republic of South Africa, 6.50%, 6/2/14	1,110	1,161
Republic of Turkey, 7.375%, 2/5/25	575	574
United Mexican States, 4.625%, 10/8/08	4,330	4,260
United Mexican States, 6.625%, 3/3/15	1,770	1,881
United Mexican States, 7.50%, 4/8/33	880	1,022
United Mexican States, 8.125%, 12/30/19	880	1,063
Total Foreign Government Obligations & Municipalities (Cost $10,154)		10,264
CONVERTIBLE BONDS 0.3%
Real Estate Investment Trust Securities 0.3%
EOP Operating LP, 4.00%, 7/15/26 (Tender 1/18/12) (1)	420	436
ERP Operating LP, 3.85%, 8/15/26 (Tender 8/18/11)	212	215
Total Convertible Bonds (Cost $629)		651

COMMON STOCKS 2.6%
Bank & Trust 0.9%
AmSouth	6	165
Bank of America	8	405
Citizens Banking	4	112
J.P. Morgan Chase	9	406
Regions Financial	10	350
U.S. Bancorp	10	321
Washington Mutual	4	149
		1,908
Building & Real Estate 0.1%
Weingarten Realty Investors, REIT	5	198
		198
Consumer Products 0.0%
UST	2	94
		94
Diversified Chemicals 0.1%
DuPont	4	153
		153
Electric Utilities 0.5%
Duke Energy	14	427
NiSource	17	357
XCEL Energy	9	196
		980
Energy Services 0.0%
Williams Companies	4	99
		99
Financial Services 0.1%
Citigroup	4	175
		175
Integrated Petroleum-International 0.2%
Chevron	5	343
		343
Investment Companies-Stocks 0.1%
Allied Capital	7	214
		214
Other Telecommunications 0.2%
Telus (Non-voting shares)	9	440
		440
Paper & Paper Products 0.2%
International Paper	5	188
MeadWestvaco	6	159
		347
Pharmaceuticals 0.2%
Pfizer	18	482
		482
Total Common Stocks (Cost $4,649)		5,433
PREFERRED STOCKS 0.1%
Real Estate Investment Trust Securities 0.1%
Roslyn Real Estate Asset, REIT, VR, 4.813%	-	300
Total Preferred Stocks (Cost $307)		300
CONVERTIBLE PREFERRED STOCKS 0.2%
Insurance 0.2%
Fortis Insurance, 7.75% (1)	-	472
Total Convertible Preferred Stocks (Cost $350)		472
BOND MUTUAL FUNDS 2.3%
T. Rowe Price Institutional High Yield Fund, 7.74% (3)(4)	465	4,667
Total Bond Mutual Funds (Cost $4,861)		4,667
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	2,566	2,566
Total Short-Term Investments (Cost $2,566)		2,566
Total Investments in Securities
98.6% of Net Assets (Cost $205,946)		$204,089

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$16,241 and represents 7.9 % of net assets.
(2)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
(3)	SEC Yield
(4)	Affiliated company - see Note 4
(5)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
REIT	Real Estate Investment Trust
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date (s).
VR	Variable Rate; Rate shown is effective rate at period-end

Open Futures Contracts at August 31, 2006 were as follows:

($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 40 U.S. Treasury ten year contracts
$35 par of 8.375% AT&T Broadband
bonds pledged as initial margin	12/06	$4,295	$16
Net payments (receipts) of variation
margin to date			(7)
Variation margin receivable (payable)
on open futures contracts			$9

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Corporate Income Fund
Unaudited	August 31, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors [or Trustees]. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $205,946,000. Net unrealized loss aggregated $1,841,000 at period-end, of which $2,624,000 related to appreciated investments and $4,465,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $51,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $2,566,000 and $1,166,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Corporate Income Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2006, purchases and sales of the High Yield Fund were $91,000 and $0, respectively. Investment income during the period was $92,000. At August 31, 2006, and May 31, 2006, the value of shares of High Yield Fund held were $4,667,000 and $4,603,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006